Segments Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022 USD ($) segment	Mar. 27, 2021 USD ($)	Jan. 01, 2022 USD ($) segment	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2		2
Revenue	$ 229,520	$ 152,824	$ 750,150	$ 548,973	$ 565,292
Income From Operations	35,115	24,249	92,400	94,521	86,660
Depreciation Expense	1,857	1,473	6,450	5,985	4,812
Intangible amortization	7,225	6,832	31,588	27,046	30,511
Capital Expenditures	2,880	2,363	19,866	6,338
Assets	1,198,708	898,746	1,122,002	873,480
Previously Reported [Member]
Segment Reporting Information [Line Items]
Intangible amortization					30,512
Janus North America
Segment Reporting Information [Line Items]
Depreciation Expense	1,673	1,367	5,977	5,390	4,533
Intangible amortization	6,886	6,414	30,081	25,661	29,415
Capital Expenditures	2,553	1,419	16,170	6,002
Assets	1,134,286	843,686	1,063,563	820,261
Janus International
Segment Reporting Information [Line Items]
Depreciation Expense	184	106	472	594	279
Intangible amortization	339	418	1,507	1,385	1,097
Capital Expenditures	327	944	3,696	336
Assets	64,422	55,060	58,439	53,219
Operating Segments | Janus North America
Segment Reporting Information [Line Items]
Revenue	225,256	146,534	714,944	520,119	532,769
Income From Operations	34,855	23,915	70,697	91,665	81,824
Operating Segments | Janus International
Segment Reporting Information [Line Items]
Revenue	17,914	12,560	68,579	45,490	43,543
Income From Operations	249	307	21,663	2,811	5,013
Intersegment
Segment Reporting Information [Line Items]
Revenue	(13,650)	(6,270)	(33,373)	(16,636)	(11,020)
Eliminations
Segment Reporting Information [Line Items]
Revenue	(13,650)	(6,270)	(33,373)	(16,636)	(11,020)
Income From Operations	$ 11	$ 27	$ 40	$ 45	$ (177)